TOTAL OPERATING COSTS - Employee Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Wages and salaries	€ 1,360	€ 1,317	€ 1,059
Social security costs	290	290	234
Pension and other employee benefits	118	112	118
Total staff costs	€ 1,768	€ 1,719	€ 1,411